Schedule of Details of Expense from Performance Rights, Options and Warrants (Details) (Parenthetical)		1 Months Ended		12 Months Ended
	Jun. 24, 2025 Integer	Dec. 31, 2023 Integer	Jul. 31, 2023 Integer	Jun. 30, 2025 Integer shares	Jun. 30, 2024 Integer	Jun. 30, 2023 Integer	Nov. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Vested and convertible shares		327,142	327,142
Advisor Options forfeited		16,193	16,193	77,500	211,913	84,862
Ordinary Shares on exercise | shares				65,000			1,140,388
Price per share equal percentage				125.00%
Vested and convertible shares	3,289,473			3,289,473
Vested percent	20.00%			20.00%
Market conditions description	Market conditions (30% total): (i) closing share price ≥ USD 2.50 (12%); and (ii) market capitalisation ≥ USD 30.0m (18%).
Non-market conditions description	Non-market conditions (70% total): cumulative capital raise ≥ USD 9.999m (20%); consolidated revenue > USD 3.0m (10%); BJJ Link revenue > USD 0.8m (10%); Alta/UFC Gym programs gross revenue > USD 1.75m (10%).
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Vested and convertible shares	2,400,000			2,400,000
Mr McGregor [Member]
IfrsStatementLineItems [Line Items]
Description of contracts shares				In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.